Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000010069 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000010069 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000010069 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010069 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010069 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010069 | Texas Instruments Inc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010069 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010069 | Alphabet Inc - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010069 | Costco Wholesale Corp
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010069 | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010069 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010069 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010069 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010069 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010069 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010069 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000010069 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000010069 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000010069 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000010069 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000010069 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000010069 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000010069 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000010069 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174348 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174348 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174348 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174348 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174348 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174348 | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174348 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174348 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174348 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174348 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174348 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174348 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174348 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174348 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174348 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174348 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174348 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174348 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174348 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000174348 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174348 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000174348 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000174348 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000174348 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174348 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000174351 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174351 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174351 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174351 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174351 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174351 | Texas Instruments Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174351 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174351 | Alphabet Inc - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174351 | Costco Wholesale Corp
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174351 | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174351 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174351 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174351 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174351 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000174351 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000174351 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174351 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174351 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000174351 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000174351 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174351 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000174351 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174351 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000174351 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000157689 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157689 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157689 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157689 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157689 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000157689 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000157689 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000157689 | Frost Total Return Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157689 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157689 | BrandywineGLOBAL High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157689 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000157689 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000157689 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000157689 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157689 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000157689 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000157689 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000157689 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000157689 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000157689 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000157689 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000157689 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000157689 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000157689 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000157689 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000174347 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174347 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174347 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174347 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174347 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174347 | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174347 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174347 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174347 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174347 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174347 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174347 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174347 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174347 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174347 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174347 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174347 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174347 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174347 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000174347 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174347 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000174347 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000174347 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000174347 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174347 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000010071 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010071 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010071 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010071 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010071 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010071 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010071 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010071 | Alphabet Inc - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010071 | Tesla Inc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010071 | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010071 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000010071 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010071 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010071 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010071 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000010071 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000010071 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010071 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000010071 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000010071 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000010071 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000010071 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000010071 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000010071 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010071 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174353 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174353 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174353 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174353 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174353 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174353 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000174353 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174353 | Frost Total Return Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174353 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174353 | BrandywineGLOBAL High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174353 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174353 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174353 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174353 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174353 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174353 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174353 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174353 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174353 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000174353 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174353 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000174353 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000174353 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174353 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174353 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000174337 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174337 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174337 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174337 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174337 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174337 | Texas Instruments Inc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174337 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174337 | Alphabet Inc - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174337 | Costco Wholesale Corp
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174337 | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174337 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174337 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000174337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000174337 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000174337 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000174337 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010077 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010077 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010077 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010077 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010077 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010077 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010077 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010077 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010077 | Frost Total Return Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010077 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010077 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010077 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010077 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010077 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010077 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000010077 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000010077 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000010077 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000010077 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000010077 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000010077 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000010077 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000010077 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000010077 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010077 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000174354 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174354 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174354 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174354 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174354 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174354 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000174354 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174354 | Frost Total Return Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174354 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174354 | BrandywineGLOBAL High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174354 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174354 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174354 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174354 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174354 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174354 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174354 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174354 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174354 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000174354 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174354 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000174354 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000174354 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174354 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174354 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000174338 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174338 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174338 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174338 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174338 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174338 | Texas Instruments Inc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174338 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174338 | Alphabet Inc - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174338 | Costco Wholesale Corp
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174338 | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174338 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174338 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174338 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174338 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174338 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174338 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174338 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174338 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174338 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000174338 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174338 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000174338 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000174338 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000174338 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174339 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174339 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174339 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174339 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174339 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174339 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174339 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174339 | Alphabet Inc - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174339 | Tesla Inc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174339 | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174339 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000174339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174339 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000174339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000174339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174339 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000174339 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000174339 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000174339 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174339 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174346 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174346 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174346 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174346 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174346 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174346 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174346 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174346 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174346 | Frost Total Return Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174346 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174346 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174346 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174346 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174346 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174346 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174346 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174346 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174346 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174346 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000174346 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174346 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000174346 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000174346 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000174346 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174346 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000010072 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010072 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010072 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010072 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010072 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010072 | Texas Instruments Inc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010072 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010072 | Alphabet Inc - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010072 | Costco Wholesale Corp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010072 | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010072 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010072 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010072 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010072 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010072 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010072 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000010072 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000010072 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000010072 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000010072 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000010072 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000010072 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000010072 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000010072 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010072 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000099971 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099971 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000099971 | BrandywineGLOBAL High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000099971 | Diamond Hill Short Duration Securitized Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000099971 | Eaton Vance Emerging Markets Debt Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000099971 | PIMCO Low Duration Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000099971 | BBH Limited Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099971 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000099971 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000099971 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000099971 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000099971 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000099971 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000174340 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174340 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174340 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174340 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174340 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174340 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174340 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174340 | Alphabet Inc - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174340 | Tesla Inc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174340 | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174340 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174340 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000174340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000174340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000174340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000174340 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000174340 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000174340 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174340 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174345 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174345 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174345 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174345 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174345 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174345 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174345 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174345 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174345 | Frost Total Return Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174345 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174345 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174345 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174345 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174345 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174345 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174345 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174345 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174345 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174345 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000174345 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174345 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000174345 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000174345 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000174345 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174345 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000174350 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174350 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000174350 | BrandywineGLOBAL High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000174350 | Diamond Hill Short Duration Securitized Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174350 | Eaton Vance Emerging Markets Debt Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174350 | PIMCO Low Duration Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174350 | BBH Limited Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174350 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174350 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000174350 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000174350 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000174350 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174350 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000174342 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174342 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174342 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174342 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174342 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174342 | Texas Instruments Inc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174342 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174342 | Alphabet Inc - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174342 | Costco Wholesale Corp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174342 | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174342 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174342 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174342 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174342 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000174342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000174342 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000174342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174342 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000174342 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000174342 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000174342 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174342 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010070 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010070 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010070 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010070 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010070 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000010070 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000010070 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000010070 | Frost Total Return Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010070 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010070 | BrandywineGLOBAL High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000010070 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010070 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010070 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010070 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010070 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000010070 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000010070 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000010070 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000010070 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000010070 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000010070 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000010070 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000010070 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000010070 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010070 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000112985 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112985 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112985 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112985 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112985 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112985 | Texas Instruments Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112985 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112985 | Alphabet Inc - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112985 | Costco Wholesale Corp
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112985 | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000112985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112985 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000112985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000112985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000112985 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112985 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000112985 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000174349 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174349 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000174349 | BrandywineGLOBAL High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000174349 | Diamond Hill Short Duration Securitized Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174349 | Eaton Vance Emerging Markets Debt Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174349 | PIMCO Low Duration Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174349 | BBH Limited Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174349 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174349 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000174349 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000174349 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000174349 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174349 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000174341 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174341 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174341 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174341 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174341 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174341 | Texas Instruments Inc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174341 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174341 | Alphabet Inc - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174341 | Costco Wholesale Corp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174341 | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174341 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000174341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000174341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000174341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000174341 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000174341 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000174341 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174341 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176586 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176586 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176586 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176586 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176586 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000176586 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000176586 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176586 | Frost Total Return Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176586 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176586 | BrandywineGLOBAL High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176586 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000176586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000176586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000176586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000176586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000176586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000176586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000176586 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000176586 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000176586 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176586 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000173654 | South Street S (Collateralized by $76,485,403 various FMACs and FNMAs, 4.00% - 6.00%, due 11/1/47 - 11/1/54, fair value $76,699,845) (proceeds $75,018,958), purchase date 12/31/24
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000173654 | Loop Capital (Collateralized by $57,511,050 FHLMCs, 7.00%, due 6/1/54, fair value $61,200,000) (proceeds $60,014,733), purchase date 12/31/24
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000173654 | South Street T (Collateralized by $52,210,776 various FMACs, FNMAs, and SBAs, 2.50% - 8.00%, due 8/25/28 - 8/1/54, fair value $51,166,849)(proceeds $50,012,583), purchase date 12/31/24
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000173654 | United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.20%)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173654 | United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.169%)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173654 | United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.125%)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173654 | Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173654 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173654 | Freddie Mac
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173654 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000173654 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000173654 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000173654 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000173654 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000174352 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174352 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174352 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174352 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174352 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174352 | Texas Instruments Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174352 | Meta Platforms Inc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174352 | Alphabet Inc - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174352 | Costco Wholesale Corp
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174352 | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174352 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174352 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174352 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174352 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000174352 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000174352 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174352 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174352 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000174352 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000174352 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174352 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000174352 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174352 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000174352 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000010078 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010078 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010078 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010078 | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010078 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010078 | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000010078 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010078 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010078 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010078 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010078 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010078 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000010078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000010078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000010078 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000010078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000010078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000010078 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000010078 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000010078 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000010078 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010078 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000169633 | Berkshire Hathaway Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169633 | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169633 | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169633 | Apple Inc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169633 | Baird Core Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000169633 | Fidelity Total Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000169633 | Dodge & Cox Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169633 | Frost Total Return Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169633 | Fidelity Advisor High Income Advantage Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169633 | BrandywineGLOBAL High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169633 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000169633 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169633 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169633 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169633 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169633 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169633 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000169633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000169633 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000169633 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000169633 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000169633 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169633 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000253095 | South Street S (Collateralized by $76,485,403 various FMACs and FNMAs, 4.00% - 6.00%, due 11/1/47 - 11/1/54, fair value $76,699,845) (proceeds $75,018,958), purchase date 12/31/24
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000253095 | Loop Capital (Collateralized by $57,511,050 FHLMCs, 7.00%, due 6/1/54, fair value $61,200,000) (proceeds $60,014,733), purchase date 12/31/24
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253095 | South Street T (Collateralized by $52,210,776 various FMACs, FNMAs, and SBAs, 2.50% - 8.00%, due 8/25/28 - 8/1/54, fair value $51,166,849)(proceeds $50,012,583), purchase date 12/31/24
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253095 | United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.20%)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253095 | United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.169%)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253095 | United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.125%)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253095 | Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253095 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253095 | Freddie Mac
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253095 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000253095 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253095 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000253095 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000253095 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	28.80%